INCOME TAXES	3 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
INCOME TAXES

NOTE 11. INCOME TAXES

The Company is a BVI business company. The BVI government does not, under existing legislation, impose any income or corporate tax on corporations.

PDS is a U.S. corporation and is subject to U.S. federal, state and local income taxes, as applicable.

iOx is subject to U.K. taxes.

The (expense) benefit from income taxes consists of the following for the three months ended June 30, 2023 and 2022 (U.S. Dollars in thousands):

	For the Three Months Ended June 30,
(In thousands)	2023	2022

Current:
Federal	$(3)	$-
State and local	-	-
Foreign	-	-
Total current	(3)	-

Deferred:
Federal	-	-
State and local	-	-
Foreign	148	2,552
Total deferred	148	2,552
Benefit from income taxes	$145	$2,552

The following is a reconciliation of the U.S. taxes to the effective income tax rates for the three months ended June 30, 2023 and 2022 (U.S. Dollars in thousands):

	Three Months Ended June 30,
	2023	2022
(Loss) income on ordinary activities before tax	$(605)	$34
Statutory U.S. income tax rate	21.0%	21.0%
Income tax benefit (expense) at statutory income tax rate	127	(7)
Share-based compensation expense recognized for financial statement purposes	(142)	-
Other losses recognized	-	7
Utilization of losses not previously benefitted	12	-
Income tax (expense)	$(3)	$-

As of June 30, 2023, the Company had $0.6 million of federal net operating losses, which carryforward indefinitely but are limited to 80% of taxable income when utilized and $0.4 million of items deducted for financial statements but not tax, excluding share-based compensation. As of each of June 30, 2023 and March 31, 2023, the Company had U.S. deferred tax assets of $0.2 million.

The following is a reconciliation of the U.K. taxes to the effective income tax rates for the three months ended June 30, 2023 and 2022 (U.S. Dollars in thousands):

	Three Months Ended June 30,
	2023	2022
Loss on ordinary activities before tax	$1,576	$1,743
Statutory U.K. income tax rate	25.0%	19.0%
Loss at statutory income tax rate	394	331

Change from increase in deferred income tax rate	-	105
Recognition of deferred tax assets	-	-
Foreign currency effect	(246)	2,116
Income tax benefit	$148	$2,552

Research and development credit receivables of $0.2 million were included in prepaid expenses and other receivables on the condensed consolidated interim statements of financial position as of each of June 30, 2023 and March 31, 2023. The receivable was collected in July 2023.

The following is a reconciliation of financial statement income (loss) to tax basis income (loss) (in thousands):

	Three Months Ended
	June 30, 2023				June 30, 2022
	United States	BVI	United Kingdom	Total	United States	BVI	Foreign	Total

Pre-tax loss	$(609)	$(3,886)	$(1,576)	$(6,071)	$34	$(2,468)	$(1,743)	$(4,177)
Share-based compensation expense for financial statement purposes for which no benefit was taken	683	-	-	683	-	-	-	-
Losses not subject to tax	-	3,886	-	3,886	-	2,468	-	2,468
Utilization of losses not previously benefitted	(59)	-	-	(59)	(34)	-	-	(34)
Taxable income (loss)	$15	$-	$(1,576)	$(1,561)	$-	$-	$(1,743)	$(1,743)

As of June 30, 2023 and March 31, 2023, the Company’s deferred tax assets and liabilities in the U.K. consisted of the effects of temporary differences attributable to the following (U.S. Dollars in thousands):

	As of June 30,	As of March 31,
	2023	2023
Deferred tax assets:
Net operating loss	$(4,594)	$(4,131)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(3,094)	(2,631)

Deferred tax liabilities:
In-process research and development	13,510	13,195
Deferred tax liability	13,510	13,195

Net deferred tax liability	$10,416	$10,564

iOx generated no research and development cash credits recorded for the three months ended June 30, 2023.

As of June 30, 2023 and March 31, 2023, iOx had a net deferred tax liability of approximately $10.4 million and approximately $10.6 million, respectively. On January 8, 2019, the Company originally recognized a $19.8 million deferred tax liability, reflecting the then prevailing U.K. tax rate of 17% on the difference between the book and income tax basis of IPR&D acquired as part of the SalvaRx Acquisition. In the fiscal 2022, the Company recorded a $7.0 million increase in deferred income taxes to reflect a future change in the U.K. income tax rate to 25% effective April 1, 2023 and recognized $0.7 million of current year losses and $0.8 million of prior year losses. The Company also recognized a $1.1 million decrease in deferred tax liability in fiscal 2022 to reflect the effect of the change in exchange rates on the liability settleable in British pound sterling. For the year ended March 31, 2023, the Company recognized an aggregate reduction in net deferred tax liability of $17.9 million, comprised of $11.3 million to recognized the deferred tax effect of loss on impairment recognized with respect to the iOx IPR&D, $0.7 million related to other current year losses, $3.8 million to reflect the change related to the future U.K. tax rates and $2.1 million to reflect the effect of the change in exchange rates on the liability settleable in British pound sterling. For the three months ended June 30, 2023, the Company recognized a net decrease in the deferred tax liability of $0.1 million comprised of $0.3 million to reflect the effect of the change in exchange rates on the liability in the period and recognized $0.4 million of current period losses.

There is no expiration date for accumulated tax losses in the U.K. entities.